Share-Based Payment in a Consolidated Subsidiary (Details) - Schedule of Movements in Options Awarded	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Schedule of Movements in Options Awarded [Abstract]
No. of options, Outstanding at beginning of year | shares	114,645	124,408
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 3.73	$ 3.55
No. of options, Granted during the year | shares	982,007
Weighted Average Exercise Price, Granted during the year | $ / shares	$ 1.76
No. of options, Expired and/or forfeited during the year | shares		(9,762)
Weighted Average Exercise Price, Expired and/or forfeited during the year | $ / shares		$ 1.42
No. of options, Outstanding at ending of year | shares	1,096,652	114,645
Weighted Average Exercise Price, Outstanding at ending of year | $ / shares	$ 1.97	$ 3.73
No. of options, Exercisable at the end of the year | shares	543,688	114,645
Weighted Average Exercise Price, Exercisable at the end of the year | $ / shares	$ 2.01	$ 3.73